UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-10561
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                         DB HEDGE STRATEGIES FUND LLC
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(Exact name of registrant as specified in charter)

                              25 DEFOREST AVENUE
                           SUMMIT, NEW JERSEY 07901
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(Address of principal executive offices)

                                   Copy to:

    Deutsche Asset Management            Sidley Austin Brown & Wood LLP
    John H. Kim, Esq.                    John A MacKinnon, Esq.
    345 Park Avenue, 16th Fl.            787 Seventh Avenue
    New York, NY 10154                   New York, New York 10019
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(Name and address of agent for service)

Registrant's telephone number, including area code: (908) 608-3000
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Date of fiscal year end:   March 31
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Date of reporting period:  July 1, 2004 - June 30, 2005
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

Item 1.  Proxy Voting Record.

------------ --------- -------------- ----------- -------- -------- ------------
   Fund       Meeting      Matter      Proposed    Voted     How       With
               Date                       By                Voted   Management
------------ --------- -------------- ----------- -------- -------- ------------
None
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* No proxies voted for the year ended June 30, 2005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DB HEDGE STRATEGIES FUND LLC

By:   /s/ Julian Sluyters
      ----------------------------------------
      Julian Sluyters
      Chief Executive Officer
      August 23, 2005